Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Product revenues	$ 1,922,215	$ 1,366,153	$ 5,612,857	$ 4,416,036
Development service revenues				37,405
Other service revenues	84,857	27,981	136,597	140,751
Total revenues	2,007,072	1,394,134	5,749,454	4,594,192
Cost of product revenues	752,464	696,546	2,642,763	1,987,636
Research and development costs	557,699	657,192	2,628,179	1,957,332
Selling, general, and administrative expenses	2,050,529	1,974,249	7,967,250	8,370,749
Restructuring charges				1,252,584
Operating loss	(1,353,620)	(1,933,853)	(7,488,738)	(8,974,109)
Other income (expense):
Gain (loss) on change in fair value of derivative liabilities	(93,046)	160,118	1,065,935	1,539,876
Loss on debt restructuring			(811,909)
Other income, net	4,127	75,142	216,075	230,875
Interest income			8,807	16,455
Interest expense, net	(213,199)	(345,225)	(1,060,065)	(1,262,343)
Net loss	$ (1,655,738)	$ (2,043,818)	$ (8,069,895)	$ (8,449,246)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.46)	$ (0.89)	$ (2.93)	$ (4.48)
Weighted average shares outstanding:
Basic and diluted (in shares)	3,622,032	2,291,147	2,754,803	1,884,849